Segment information - Business Groups	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment information - Business Groups

3.Segment information - Business Groups

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2022	2,999	3,420	3,092	3,596	2,703	15,810
2023	3,143	3,519	3,057	3,260	2,760	15,739
Change (%)	4.8	2.9	(1.1)	(9.3)	2.1	(0.4)

First Half	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2022	5,731	6,445	6,024	7,107	4,316	29,623
2023	6,225	6,911	6,205	6,601	4,486	30,428
Change (%)	8.6	7.3	3.0	(7.1)	3.9	2.7

Operating profit (€ million)
2022	995	1,174	609	1,124	598	4,500
2023	1,237	1,691	731	1,213	644	5,516
Underlying operating profit (€ million)
2022	1,083	1,295	723	1,253	690	5,044
2023	1,179	1,381	763	1,214	671	5,208
Turnover growth is made up of distinct individual growth components namely underlying sales, currency impact, acquisitions and disposals. Turnover growth is arrived at by multiplying these individual components on a compounded basis as there is a currency impact on each of the other components. Accordingly, turnover growth is more than just the sum of the individual components.
Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.